Supplement dated May 7, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Technology Fund	1/1/2014
Effective on or about July 7, 2014 (the "Effective Date"), the Fund’s name will change to Columbia Global Technology Growth Fund. Accordingly, effective on such date, all references in the prospectus to Columbia Technology Fund are deleted and replaced with Columbia Global Technology Growth Fund.
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the Summary of the Fund section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in foreign currencies, companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will endeavor to invest its assets to bring the Fund’s net assets above this 40% level while giving due regard to the Investment Manager’s view of market and other conditions and available investment opportunities.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
As of the Effective Date, the information under the caption “Principal Risks” in the Summary of the Fund section is hereby modified by adding the following disclosure to the existing list of risks:
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the More Information About the Fund section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in foreign currencies, companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be
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below this 40% level and, in such circumstances, the Fund will endeavor to invest its assets to bring the Fund’s net assets above this 40% level while giving due regard to the Investment Manager’s view of market and other conditions and available investment opportunities.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio.
The Investment Manager considers, among other factors:
■	companies that have or that the Investment Manager believes will develop products, processes or services that will provide significant technological improvements, advances or developments.
■	companies that the Investment Manager expects to benefit from their extensive reliance on technology in connection with their operations and services.
■	companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries and other industries that may benefit from technological developments.
■	companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment policy with respect to 80% of its net assets may not be changed without shareholder approval.
As of the Effective Date, the information under the caption "Principal Risks" in the More Information About the Fund section is hereby modified by adding the following disclosure to the existing list of risks:
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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